SCHEDULE I - SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES	12 Months Ended
Dec. 31, 2022
SEC Schedule, 12-15, Insurance Companies, Summary of Investments, Other than Investments in Related Parties [Abstract]
Schedule I - Summary of Investments - Other than Investments in Related Parties
SCHEDULE I
SUMMARY OF INVESTMENTS—OTHER THAN INVESTMENTS IN RELATED PARTIES
AS OF DECEMBER 31, 2022

	Cost (1)	Fair Value	Carrying Value
	(in millions)
Fixed maturities, AFS:
U.S. government, agencies and authorities	$14	$13	$13
State, municipalities and political subdivisions	43	34	34
Public utilities	300	253	253
All other corporate bonds	2,117	1,805	1,805
Residential mortgage-backed	8	6	6
Asset-backed	43	41	41
Commercial mortgage-backed	81	66	66
Total fixed maturities, AFS	2,606	2,218	2,218
Mortgage loans on real estate (2)	17	15	17
Policy loans	244	248	244
Other equity investments	20	19	19
Other invested assets	47	47	47
Total Investments	$2,934	$2,547	$2,545
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(1)Cost for fixed maturities represents original cost, reduced by repayments and write-downs and adjusted for amortization of premiums or accretion of discount; cost for equity securities represents original cost reduced by write-downs.
(2)Carrying value for mortgage loans on real estate represents original cost adjusted for amortization of premiums or accretion of discount and reduced by credit loss allowance.